RELATED PARTY TRANSACTIONS (Details Narrative)	Apr. 30, 2022 CAD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Number of common shares subscribed			1,279,069	1,279,069
Investment			$ 2,427,076	$ 3,064,582	$ 374,123
Number of common shares beneficially owned	326,740
Payment of promissory notes | $	$ 2,018,568
Share issued prior to RTO in connection with Promissory Notes	310,000
ThreeD Capital Inc. [member]
IfrsStatementLineItems [Line Items]
Number of common shares subscribed			1,213,538	1,213,538
Number of common shares beneficially owned		6,644,950	8,662,347	8,662,347
Number of common shares beneficially owned, percentage		5.49%	7.50%	7.50%